Commitments and Contingencies (Narrative) (Details) - USD ($) $ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2018
Operating Leased Assets [Line Items]
Agreement to settle, amount	$ 1.9
Additional litigation settlement expense		$ 0.2
Amount received from legal settlement			$ 28.0
Minimum
Operating Leased Assets [Line Items]
Operating lease, renewal term		3 years
Maximum
Operating Leased Assets [Line Items]
Operating lease, renewal term		20 years